PROVISIONS - Possible Contingencies (Details)	1 Months Ended		12 Months Ended
	Nov. 30, 2018	Nov. 30, 2011 action	Dec. 31, 2021 ARS ($) action
Radioelectric Spectrum Fees
Provisions
Difference resulting from both sets of liquidation excluding interests | $			$ 717
Claims by Trade Unions
Provisions
Number of legal actions			7
Period of default			5 years
Asociacion por la Defensa de Usuarios y Consumidores
Provisions
Period during which amounts collected for services	5 years
Personal | Civil and commercial proceedings, contingencies | Consumidores Financieros Asociacion Civil para su Defensa
Provisions
Number of years to be considered for reimbursement of excess amount collected		10 years
Number of years to be considered for crediting the customers for unused minutes on expired prepaid cards		10 years
Total number of legal actions within the federal civil and commercial court		3